MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Total contributions	$ 5,900,000	$ 6,200,000	$ 6,100,000